Capital Stock and Changes in Capital Accounts, Equity Incentive Plan (Details) - 2021 Equity Incentive Plan [Member] - USD ($) $ in Thousands				9 Months Ended	12 Months Ended
	Apr. 15, 2023	Mar. 07, 2023	Apr. 15, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 23, 2022
General and Administration Expenses [Member]
Equity Incentive Plan [Abstract]
Compensation cost					$ 1,893	$ 568
Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Unrecognized compensation cost					$ 1,808	$ 1,022
Average period to recognize compensation cost					8 months 23 days	1 year 3 months 14 days
Series C Preferred Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)					4,686
Series C Preferred Stock [Member] | Executive Management and Non-Executive Directors [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)		3,332	1,982
Fair value of awards granted		$ 2,679	$ 1,590
Vesting period		2 years	2 years
Series C Preferred Stock [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)		3,332	1,982
Awards vested (in shares)	991
Discount factor					12.50%	12.70%
Risk-free rate					3.40%	1.00%
Representative beta					1.3	1.3
Equity market average return					10.40%	10.00%
Awards outstanding (in shares)					4,323	1,982
Series C Preferred Stock [Member] | Maximum [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized (in shares)							10,000